Borrowings (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Borrowings

Borrowings consisted of securities sold under agreements to repurchase, FHLB advances, and obligations under capital leases and are summarized as follows (in thousands):

	December 31,
	2011	2010
Repurchase agreements	$276,000	$243,000
Other borrowings:
FHLB advances	201,210	146,300
Floating rate advances	3,004	—
Obligations under capital leases	1,720	1,937

	$481,934	$391,237

Contractual Maturities Repurchase Agreements and FHLB Advances

Repurchase agreements and FHLB advances have contractual maturities at December 31, 2011, as follows (in thousands):

	December 31, 2011
	FHLB Advances	Repurchase Agreements
2012	$57,000	$50,000
2013	27,300	45,000
2014	10,500	56,000
2015	52,500	62,000
2016 and after	53,910	63,000

	$201,210	$276,000

Summary of Interest Expense on Borrowings

Interest expense on borrowings for the years ended December 31, 2011, 2010, and 2009 is summarized as follows (in thousands):

	December 31,
	2011	2010	2009
Repurchase agreements	$11,207	$9,116	$7,158
FHLB advances	1,776	1,513	3,358
Over-night borrowings	20	26	53
Obligations under capital leases	159	178	194

	$13,162	$10,833	$10,763